Parent Only Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Cash flows from operating activities
Net loss	$ (3,991,665)	$ (512,850)	$ (2,740,155)	$ (77,088)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of intangible assets	2,497,003	320,815	1,481,738
Accrual	2,184	281	1,087,478
Cash used in operating activities	(1,492,478)	(191,754)	(170,939)	(77,088)
Cash flows from investing activities
Purchase of intangible assets			(15,023,180)
Cash (used in) generated from investing activities			(15,023,180)
Cash flows from financing activities
Proceeds from initial public offerings			65,641,784
Advanced from the shareholder			8,775
Repayment from subsidiaries	1,476,627	189,717
Advance to subsidiaries			(50,440,589)
Amount due to a related party				77,088
Cash generated from financing activities	1,476,627	189,717	15,209,970	77,088
Net increase (decrease) in cash and cash equivalents	(15,851)	(2,037)	15,851
Cash and cash equivalents at the beginning of the year	15,851	2,037
Cash and cash equivalents at the end of the year			$ 15,851